General Partner and Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General Partner and Related Party Transactions
Brokerage charge	$ 18,296,608	$ 31,293,188	$ 42,054,211
Organizational and offering costs	1,031,123	1,614,953	2,135,464
Operating expenses	888,192	1,392,827	1,847,514
Maximum
General Partner and Related Party Transactions
Percentage of average month-end net assets as basis for determining operating expense reimbursements	0.25%
General Partner
General Partner and Related Party Transactions
Minimum ownership of units as a percentage of all capital contributions of all Partners to the Partnership, option one	1.00%
Value of minimum ownership of units, option two	25,000
Percentage of total capital contributions of all partners and all related limited partnerships used in computation of minimum net worth, option one	5.00%
Percentage of Units being offered for sale in the Partnership used in computation of minimum net worth, option one	5.00%
Amount of minimum net worth required to be maintained, option two	50,000
Amount of maximum net worth required to be maintained	$ 1,000,000
Percentage of General Partners limited partnership interest in the entity treated as a general partnership interest	10.00%
General Partner | Class A
General Partner and Related Party Transactions
Brokerage charge (as a percent)	7.00%	7.50%
Organization and Offering Reimbursement (as a percent)	0.10%	0.10%
Operating Expense (as a percent)	0.25%	0.25%
General Partner | Class B
General Partner and Related Party Transactions
Brokerage charge (as a percent)	7.45%	7.95%
Organization and Offering Reimbursement (as a percent)	0.30%	0.30%
Operating Expense (as a percent)	0.25%	0.25%
General Partner | Legacy 1 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	4.50%	5.00%
Organization and Offering Reimbursement (as a percent)	0.30%	0.30%
Operating Expense (as a percent)	0.25%	0.25%
General Partner | Legacy 2 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	4.75%	5.25%
Organization and Offering Reimbursement (as a percent)	0.30%	0.30%
Operating Expense (as a percent)	0.25%	0.25%
General Partner | Global 1 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	3.95%	4.45%
Organization and Offering Reimbursement (as a percent)	0.30%	0.30%
Operating Expense (as a percent)	0.25%	0.25%
General Partner | Global 2 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	4.20%	4.70%
Organization and Offering Reimbursement (as a percent)	0.30%	0.30%
Operating Expense (as a percent)	0.25%	0.25%
General Partner | Global 3 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	5.95%	6.45%
Organization and Offering Reimbursement (as a percent)	0.30%	0.30%
Operating Expense (as a percent)	0.25%	0.25%